Sales and marketing (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Other Operating Income and Expense [Line Items]
Sales and marketing	$ 76,389	$ 61,305	$ 61,610
Payroll and related expenses
Schedule of Other Operating Income and Expense [Line Items]
Sales and marketing	48,901	39,991	36,559
Sales commissions
Schedule of Other Operating Income and Expense [Line Items]
Sales and marketing	10,312	8,246	6,624
Marketing and advertising
Schedule of Other Operating Income and Expense [Line Items]
Sales and marketing	5,274	4,098	5,322
Travel and entertainment
Schedule of Other Operating Income and Expense [Line Items]
Sales and marketing	2,279	1,276	4,939
Rent and maintenance
Schedule of Other Operating Income and Expense [Line Items]
Sales and marketing	2,513	2,640	2,661
Depreciation and amortization
Schedule of Other Operating Income and Expense [Line Items]
Sales and marketing	1,872	1,877	824
Vehicle costs
Schedule of Other Operating Income and Expense [Line Items]
Sales and marketing	466	423	448
Professional consultants
Schedule of Other Operating Income and Expense [Line Items]
Sales and marketing	1,349	808	1,889
Recruiting expenses
Schedule of Other Operating Income and Expense [Line Items]
Sales and marketing	1,043	330	859
Other
Schedule of Other Operating Income and Expense [Line Items]
Sales and marketing	$ 2,380	$ 1,616	$ 1,485